LS Opportunity Fund
Schedule of Investments
August 31, 2023 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 77.66% Shares Fair Value
Communication Services — 2.11%
Alphabet, Inc., Class A
(a)
14,600 $ 1,988,082
Alphabet, Inc., Class C
(a)
9,900 1,359,765
3,347,847
Consumer Discretionary — 4.61%
Darden Restaurants, Inc.
(b)
9,050 1,407,366
eBay, Inc.
(b)
27,675 1,239,286
Expedia Group, Inc.
(a)
13,977 1,514,967
Home Depot, Inc. (The)
(b)
7,225 2,386,417
Texas Roadhouse, Inc. 7,375 767,738
7,315,774
Consumer Staples — 6.45%
Campbell Soup Co. 25,700 1,071,690
Church & Dwight Co., Inc.
(b)
24,800 2,399,896
Colgate-Palmolive Co. 27,575 2,025,935
Mondelez International, Inc., Class A
(b)
38,600 2,750,636
Procter & Gamble Co. (The) 12,845 1,982,498
10,230,655
Energy — 6.30%
Hess Corp. 12,050 1,861,725
Pioneer Natural Resources Co.
(b)
17,912 4,261,802
Schlumberger Ltd.
(b)
65,550 3,864,828
9,988,355
Financials — 28.18%
Arthur J. Gallagher & Co.
(b)
20,316 4,682,431
Banc of California, Inc. 60,575 759,005
Berkshire Hathaway, Inc., Class B
(a) (b)
13,985 5,037,397
Brown & Brown, Inc.
(b)
56,532 4,189,021
Cboe Global Markets, Inc.
(b)
16,125 2,414,074
Citigroup, Inc.
(b)
48,275 1,993,275
Federated Hermes, Inc., Class B
(b)
37,891 1,317,091
Fidelity National Information Services, Inc.
(b)
30,362 1,696,021
Globe Life, Inc.
(b)
39,255 4,379,680
Goldman Sachs Group, Inc. (The) 2,225 729,155
Markel Corp.
(a) (b)
1,430 2,114,856
PJT Partners, Inc., Class A
(b)
18,050 1,425,770
PNC Financial Services Group, Inc. (The)
(b)
11,630 1,404,090
Primerica, Inc.
(b)
13,150 2,642,624
Progressive Corp. (The)
(b)
31,380 4,188,289
SouthState Corp. 14,175 1,024,852
Synovus Financial Corp. 22,150 685,764
Voya Financial, Inc.
(b)
21,612 1,505,924
W.R. Berkley Corp.
(b)
40,870 2,528,218
44,717,537
Health Care — 8.35%
Abbott Laboratories
(b)
15,230 1,567,167
Cigna Corp.
(b)
9,443 2,608,723
DENTSPLY SIRONA, Inc. 50,050 1,856,354

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
COMMON STOCKS - LONG - DOMESTIC — 77.66%
- continued Shares Fair Value
Health Care — 8.35% - continued
Johnson & Johnson
(b)
10,029 $ 1,621,489
Merck & Co., Inc.
(b)
33,674 3,669,793
Pfizer, Inc.
(b)
54,625 1,932,632
13,256,158
Industrials — 13.74%
Carrier Global Corp.
(b)
55,235 3,173,251
Curtiss-Wright Corp.
(b)
11,650 2,423,083
Eaton Corp. PLC
(b)
18,550 4,273,363
General Dynamics Corp.
(b)
7,965 1,805,188
Leidos Holdings, Inc.
(b)
38,243 3,729,075
Otis Worldwide Corp.
(b)
22,930 1,961,662
Paychex, Inc.
(b)
11,600 1,417,868
RTX Corp.
(b)
16,360 1,407,614
Sensata Technologies Holding PLC
(b)
42,500 1,598,850
21,789,954
Information Technology — 3.82%
Littelfuse, Inc.
(b)
3,130 835,961
Microsoft Corp.
(b)
6,490 2,127,163
Trimble, Inc.
(a)
39,370 2,157,082
Zebra Technologies Corp., Class A
(a)
3,435 944,659
6,064,865
Materials — 2.80%
Axalta Coating Systems Ltd.
(a)
30,800 871,640
Newmont Goldcorp Corp. 19,495 768,493
PPG Industries, Inc.
(b)
19,799 2,806,706
4,446,839
Real Estate — 1.30%
Howard Hughes Holdings Inc
(a) (b)
26,295 2,068,102
Total Common Stocks - Long - Domestic (Cost $103,309,365) 123,226,086
COMMON STOCKS - LONG - INTERNATIONAL
— 11.30%
Consumer Staples — 1.05%
Nestle S.A. 13,850 1,668,240
Financials — 6.37%
Everest Re Group Ltd.
(b)
7,130 2,571,648
Fairfax Financial Holdings Ltd. 4,476 3,690,373
Fidelis Insurance Holdings Ltd.
(a)
89,185 1,278,913
First BanCorp. 93,120 1,290,643
RenaissanceRe Holdings Ltd.
(b)
6,755 1,269,197
10,100,774
Health Care — 1.77%
Medtronic PLC
(b)
34,450 2,807,675

LS Opportunity Fund
Schedule of Investments (continued)
August 31, 2023 - (Unaudited)
COMMON STOCKS - LONG - INTERNATIONAL —
11.30% - continued Shares Fair Value
Industrials — 1.58%
Pentair PLC
(b)
35,750 $ 2,511,795
Materials — 0.53%
Agnico Eagle Mines Ltd.
(b)
17,382 843,201
Total Common Stocks - Long - International
(Cost $15,335,504) 17,931,685
EXCHANGE-TRADED FUNDS — 0.87%
Aberdeen Standard Physical Platinum Shares ETF
(a) (b)
15,365 1,375,935
Total Exchange-Traded Funds (Cost $1,490,428) 1,375,935
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date
PUT OPTIONS PURCHASED — 0.20%
Dollar Tree, Inc.   80 $ 978,880 $ 135.00 1/19/2024 $ 117,600
Industrial Select Sector SPDR Fund
(The)   455 4,924,465 100.00 12/15/2023 43,225
Sysco Corp.   322 2,242,730 70.00 11/17/2023 86,135
Sysco Corp.   219 1,525,335 70.00 2/16/2024 85,410
Total Put Options Purchased (Cost $283,539) 332,370
CALL OPTIONS PURCHASED — 0.03%
Goldman Sachs Group, Inc. (The) 32 $ 1,048,672 $ 350.00 11/17/2023 $ 18,880
Goldman Sachs Group, Inc. (The) 23 753,733 350.00 1/19/2024 24,725
Total Call Options Purchased (Cost $91,161) 43,605
MONEY MARKET FUNDS - 6.79% Shares
Invesco Treasury Portfolio, Institutional Class, 5.25%
(c)
10,769,345 10,769,345
Total Money Market Funds (Cost $10,769,345) 10,769,345
Total Investments — 96.85%
    (Cost $131,279,342) 153,679,026
Other Assets in Excess of Liabilities — 3.15% 4,997,726
NET ASSETS — 100.00% $ 158,676,752
(a) Non-income producing security.
(b) All or a portion of the security is held as collateral for securities sold short and written options. The fair value of this collateral on August 31, 2023 was $69,799,122.
(c) Rate disclosed is the seven day effective yield as of August 31, 2023.
ETF - Exchange-Traded Fund
SPDR - Standard & Poor's Depositary Receipt

LS Opportunity Fund
Schedule of Securities Sold Short
August 31, 2023 - (Unaudited)
COMMON STOCKS - SHORT - DOMESTIC - (19.87)% Shares Fair Value
Consumer Discretionary - (3.15)%
Brinker International, Inc.
(a)
(18,990) $ (621,543)
Harley-Davidson, Inc. (19,075) (643,781)
McDonald's Corp. (5,200) (1,461,980)
Service Corp. International (35,925) (2,267,227)
(4,994,531)
Consumer Staples - (5.16)%
Dollar Tree, Inc.
(a)
(19,350) (2,367,666)
Edgewell Personal Care Co. (37,750) (1,455,640)
Hershey Co. (The) (5,605) (1,204,290)
Kimberly-Clark Corp. (10,860) (1,399,094)
Sysco Corp. (25,425) (1,770,851)
(8,197,541)
Financials - (6.73)%
Berkshire Hills Bancorp, Inc. (38,250) (799,425)
Byline Bancorp, Inc. (31,350) (663,993)
CNO Financial Group, Inc. (48,300) (1,130,220)
Enterprise Financial Services Corp. (27,100) (1,049,041)
First Hawaiian, Inc. (55,075) (1,041,469)
Old Republic International Corp. (28,875) (789,731)
Prudential Financial, Inc. (13,759) (1,302,565)
Travelers Companies, Inc. (The) (11,900) (1,918,637)
Truist Financial Corp. (44,175) (1,349,546)
Washington Trust Bancorp, Inc. (22,700) (635,600)
(10,680,227)
Health Care - (1.50)%
UnitedHealth Group, Inc. (2,325) (1,108,048)
Zimmer Biomet Holdings, Inc. (10,650) (1,268,628)
(2,376,676)
Information Technology - (3.33)%
Amphenol Corp., Class A (27,325) (2,414,984)
Apple, Inc. (15,275) (2,869,714)
(5,284,698)
TOTAL COMMON STOCKS - SHORT - DOMESTIC  (Proceeds Received $33,311,441) (31,533,673)
COMMON STOCKS - SHORT - INTERNATIONAL - (6.06)%
Financials - (6.06)%
Aon PLC, Class A (5,825) (1,941,997)
Commonwealth Bank of Australia (31,705) (2,099,149)
Muenchener Rueckversicherungs-Gesellshaft AG (6,300) (2,448,367)
Swiss Re AG (22,375) (2,175,822)
Westpac Banking Corp. (66,720) (948,943)
(9,614,278)
TOTAL COMMON STOCKS - SHORT - INTERNATIONAL  (Proceeds
Received $9,580,411) (9,614,278)

LS Opportunity Fund
Schedule of Securities Sold Short (continued)
August 31, 2023 - (Unaudited)
EXCHANGE-TRADED FUNDS - (2.71)% Shares Fair Value
Vanguard Energy ETF (34,450) $ (4,293,503)
TOTAL EXCHANGE-TRADED FUNDS  (Proceeds Received $4,285,798) (4,293,503)
TOTAL SECURITIES SOLD SHORT - (28.64)% (Proceeds Received
$47,177,650) $ (45,441,454)
(a) Non-dividend expense producing security.
ETF - Exchange-Traded Fund
The sectors shown on the schedule of investments and schedule of securities sold short are based on the Global
Industry Classification Standard, or GICS® ("GICS").  The GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of
MSCI, Inc. and S&P and has been licensed for use by Ultimus Fund Solutions, LLC.

LS Opportunity Fund
Schedule of Written Options
August 31, 2023 - (Unaudited)
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS WRITTEN - (0.07)%
Cboe Global Markets, Inc. (44) $ (658,724) $ 140.00 1/19/2024 $ (64,680)
Cigna Corp. (78) (2,154,828) 330.00 1/19/2024 (16,185)
Texas Roadhouse, Inc. (40) (416,400) 105.00 1/19/2024 (25,200)
Texas Roadhouse, Inc. (29) (301,890) 110.00 1/19/2024 (11,745)
Total Call Options Written  (Premiums
Received $345,664) $ (117,810)